Document and Entity Information	Sep. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000056679
Current Fiscal Year End Date	--04-30
Document Type	8-K
Document Period End Date	Sep. 18, 2025
Entity Registrant Name	KORN FERRY
Entity Incorporation State Country Code	DE
Entity File Number	001-14505
Entity Tax Identification Number	95-2623879
Entity Address, Address Line One	1900 Avenue of the Stars
Entity Address, Address Line Two	Suite 1225
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	552-1834
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	KFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false